GTI License Agreement (Q1) (Details) - GTI License Agreement [Member]	Nov. 01, 2019	Nov. 01, 2009
Percentage of coal content in biomass mixture	60.00%	60.00%
Percentage of Biomass	100.00%	100.00%
Percentage of coal biomass blends	40.00%	40.00%
Number of business days to provide approval or nonapproval notice regarding sublicense	10 days	10 days
Period of updates on any potential subsidiaries	90 days	90 days
Period of restriction from disclosing confidential information	10 years